Document And Entity Information	Jun. 01, 2026
Document Information [Line Items]
Entity, Registrant Name	LIGHTPATH TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Jun. 01, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-27548
Entity, Tax Identification Number	86-0708398
Entity, Address, Address Line One	2603 Challenger Tech Court
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Orlando
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	382-4003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	LPTH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000889971